Note 23 - Changes of Other Intangible Assets by Asset Class (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Total other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	€ 4,786		€ 4,478
Total other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	15,154		13,923
Additions	1,417		1,436
Changes in the group of consolidated companies	(51)		0
Disposals	152		72
Reclassifications from (to) held for sale	0		0
Transfers	(83)		(4)
Exchange rate changes	286		(130)
Cost of acquisition/manufacture, Balance as of	16,571		15,154
Total other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	10,676		9,750
Amortization for the year	1,171		1,064	[1]
Changes in the group of consolidated companies	(51)		0
Disposals	152		72
Reclassifications from (to) held for sale	0		0
Impairment losses	29	[2]	24	[3]
Reversals of impairment losses	0	[4]	0
Transfers	(80)		(3)
Exchange rate changes	192		(87)
Accumulated amortization and impairment, Balance as of	11,785		10,676
Total unamortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	766		717
Total unamortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,486		1,524
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	23		0
Exchange rate changes	71		(37)
Cost of acquisition/manufacture, Balance as of	1,580		1,486
Total unamortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	769		781
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	23		0
Exchange rate changes	22		(12)
Accumulated amortization and impairment, Balance as of	814		769
Purchased unamortized retail investment management agreements [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	764		716
Purchased unamortized retail investment management agreements [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,046		1,083
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	71		(37)
Cost of acquisition/manufacture, Balance as of	1,117		1,046
Purchased unamortized retail investment management agreements [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	330		342
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	22		(12)
Accumulated amortization and impairment, Balance as of	353		330
Purchased unamortized other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	2		1
Purchased unamortized other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	440		441
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	23		0
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	463		440
Purchased unamortized other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	439		439
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	23		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	461		439
Total amortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	194		221
Total amortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	2,380		2,283
Additions	10		122
Changes in the group of consolidated companies	(51)		0
Disposals	31		0
Reclassifications from (to) held for sale	0		0
Transfers	(103)		(4)
Exchange rate changes	44		(21)
Cost of acquisition/manufacture, Balance as of	2,249		2,380
Total amortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	2,159		2,146
Amortization for the year	41		38
Changes in the group of consolidated companies	(51)		0
Disposals	31		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	(103)		(3)
Exchange rate changes	40		(21)
Accumulated amortization and impairment, Balance as of	2,055		2,159
Purchased amortized customer-related intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	55		57
Purchased amortized customer-related intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,456		1,421
Additions	2		56
Changes in the group of consolidated companies	(49)		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	(40)		0
Exchange rate changes	42		(21)
Cost of acquisition/manufacture, Balance as of	1,411		1,456
Purchased amortized customer-related intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	1,399		1,417
Amortization for the year	5		3
Changes in the group of consolidated companies	(49)		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	(40)		0
Exchange rate changes	40		(20)
Accumulated amortization and impairment, Balance as of	1,356		1,399
Purchased amortized contract-based intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	0		0
Purchased amortized contract-based intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	70		70
Additions	0		0
Changes in the group of consolidated companies	(1)		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	(35)		0
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	35		70
Purchased amortized contract-based intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	70		70
Amortization for the year	0		0
Changes in the group of consolidated companies	(1)		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	(34)		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	35		70
Purchased amortized software and other [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	139		164
Purchased amortized software and other [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	854		792
Additions	8		66
Changes in the group of consolidated companies	(1)		0
Disposals	31		0
Reclassifications from (to) held for sale	0		0
Transfers	(28)		(4)
Exchange rate changes	2		0
Cost of acquisition/manufacture, Balance as of	803		854
Purchased amortized software and other [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	690		659
Amortization for the year	36		35
Changes in the group of consolidated companies	(1)		0
Disposals	31		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	(29)		(3)
Exchange rate changes	0		(1)
Accumulated amortization and impairment, Balance as of	664		690
Internally generated amortized software [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	3,825		3,539
Internally generated amortized software [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	11,288		10,116
Additions	1,407		1,314
Changes in the group of consolidated companies	0		0
Disposals	121		71
Reclassifications from (to) held for sale	0		0
Transfers	(3)		0
Exchange rate changes	171		(72)
Cost of acquisition/manufacture, Balance as of	12,742		11,288
Internally generated amortized software [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	7,749		6,824
Amortization for the year	1,130		1,027
Changes in the group of consolidated companies	0		0
Disposals	121		71
Reclassifications from (to) held for sale	0		0
Impairment losses	29		24
Reversals of impairment losses	0		0
Transfers	(1)		0
Exchange rate changes	130		(54)
Accumulated amortization and impairment, Balance as of	€ 8,917		€ 7,749

[1]	€ 1.1 billion were included in general and administrative expenses.
[2]	€ 1.2 billion were included in general and administrative expenses.
[3]	€ 24 million were impairment losses on self-developed software recorded in general and administrative expenses.
[4]	€ 29 million were impairment losses on self-developed software recorded in general and administrative expenses .